Share-Based Compensation - Additional Information (Detail)	12 Months Ended								1 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Restricted shares [Member] USD ($)	Dec. 31, 2014 Directors, officers and employees [Member] Restricted shares [Member]	Jun. 30, 2006 2006 Share Incentive Plan [Member]	Oct. 31, 2013 2006 Share Incentive Plan [Member]	Oct. 31, 2013 2010 Share Incentive Plan [Member]	Jun. 30, 2010 2010 Share Incentive Plan [Member]	Jul. 31, 2014 2013 Share Incentive Plan [Member]	Oct. 31, 2013 2013 Share Incentive Plan [Member]	Dec. 31, 2014 2013 Share Incentive Plan [Member] General and administrative expenses [Member] CNY	Dec. 31, 2013 2013 Share Incentive Plan [Member] General and administrative expenses [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized to issued under stock-based awards									11,507,900	5,224,126	5,373,659	13,196,337	7,317,073	4,243,070
Share incentive plan expiration period									10 years
Additional compensation cost															21,454,635	3,761,265
Total intrinsic value of options exercised	243,165		5,868,735
Unrecognized compensation costs related to unvested share options		109,935,629
Weighted-average vesting period	2 years 10 months 24 days	2 years 10 months 24 days
Restricted shares granted								1,162,926
Total fair value of restricted shares							1,795,587
Income tax benefit recognized on stock options	$ 0	0	$ 0	0	$ 0	0